5. Computer Software Development Costs (June 2018 Note)	6 Months Ended
Jun. 30, 2018
Research and Development [Abstract]
Computer Software Development Costs

NOTE 5 – COMPUTER SOFTWARE DEVELOPMENT COSTS

The Company’s capitalized application development stage costs related to computer software development under ASC 350-40 “Intangibles-Goodwill and Other- Internal-Use Software” as the Company reached the application development stage in the first quarter of 2018, totaling $186,420 as of June 30, 2018.

No amortization expense has been recognized for the capitalized software development costs through June 30, 2018. Amortization on these capitalized software development costs will begin when placed in service and will be amortized over the life of the software.